INCOME TAXES - Summary of reconciliation between effective income tax rate and PRC statutory income tax rate (Detail)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Effective Income Tax Rate Reconciliation, Percent [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%
Tax effect of other expenses that are not deductible in determining taxable profit	(2.40%)	(1.20%)	(1.70%)
Effect of change in valuation allowance	(22.60%)	(24.30%)	(23.50%)
Effective tax rate	0.00%	(0.50%)	(0.20%)